Organization, Description of Business and Liquidity - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 11, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Reverse stock split description	Immediately prior to the effective time of the Reverse Merger, the Company effected a 1-for-16 reverse stock split of its common stock (the “Reverse Stock Split”). Unless noted otherwise, all references herein to share and per share amounts reflect the Reverse Stock Split.
Net loss | $		$ (43,555)	$ (28,476)
Accumulated deficit | $		$ (89,423)	$ (45,868)
Common stock, Shares issued	11,021,248	14,817,696	875,279
Exchange ratio of reverse merger	0.2181
Shares of common stock issued in pre-closing financing	2,873,988
Shares pre-funded warrants to purchase	210,320
Pre-funded warrants exercisable	210,320
Prefunded warrants price per share | $ / shares	$ 23.34
Common stock price per share | $ / shares	$ 23.34
Proceeds from pre-closing financing | $	$ 72,000
Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, Shares issued		14,817,696	875,279
Common stock, Shares outstanding	14,817,696	14,817,696	875,279	875,279